UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811- 3940

Strategic Funds, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)   (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:    (212) 922-6000

Date of fiscal year end:  5/31

Date of reporting period:         5/31/14

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus

Select Managers

Small Cap Growth Fund

ANNUAL REPORT May 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
32	Notes to Financial Statements
43	Report of Independent Registered
Public Accounting Firm
44	Important Tax Information
45	Board Members Information
48	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus
Select Managers
Small Cap Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Select Managers Small Cap Growth Fund, covering the 12-month period from June 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past year witnessed a gradual strengthening of U.S. and global economic data, heightened market volatility stemming from a shift to a more moderately accommodative monetary policy from the Federal Reserve Board, generally strong corporate earnings growth, and impressive gains from U.S. stocks.Although U.S. GDP growth generally stalled over the opening months of 2014 due to harsh winter weather, the expiration of extended unemployment benefits, and the deceleration of inventory accumulation by businesses, investors largely appeared to shrug off these disappointments as some broad measures of large-cap U.S. stock market performance either achieved or approached new all-time highs by the reporting period’s end.

We already have seen evidence that the economic recovery’s pause over the winter of 2014 may prove temporary, and we currently expect to see accelerating growth as past financial stresses continue to fade and fiscal drags abate in the public sector. However, stocks generally have risen to higher valuations after the sustained market rally, and in our judgment, selectivity is likely to be key to successful equity investing in the months ahead. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2013, through May 31, 2014, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers, EACM Advisors LLC

Fund and Market Performance Overview

For the 12-month period ended May 31, 2014, Dreyfus Select Managers Small Cap Growth Fund’s Class A shares produced a total return of 11.87%, Class C shares returned 10.99%, and Class I shares returned 12.18%.1 In comparison, the total return of the Russell 2000® Growth Index (the “Index”), the fund’s benchmark, was 16.71% for the same period.2 The fund’s Class Y shares produced a total return of 8.68% for the period since their inception on July 1, 2013, through May 31, 2014.

Equities generally rallied in a recovering U.S. economy over the reporting period. The fund lagged its benchmark, primarily due to shortfalls in the information technology and industrials sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of small-cap companies.

The fund uses a “multi-manager” approach by selecting one or more sub-advisers to manage its assets. We seek sub-advisers that complement one another’s style of investing. We monitor and evaluate the performance of the sub-advisers and will make corresponding recommendations to Dreyfus and the fund’s Board.

The fund’s assets are currently under the day-to-day portfolio management of seven sub-advisers, each of whom acts independently and uses their own methodology to select investments. At the end of the reporting period, 22% of the fund’s assets are under the management of Riverbridge Partners, LLC, which employs a bottom-up approach to stock selection and focuses on companies that are building their earnings power and intrinsic value over long periods of time.Approximately 21% of the fund’s assets are under the management of Geneva Capital Management Ltd., which employs bottom-up fundamental analysis supplemented by top-down considerations to identify companies that perform well over long periods of time.Approximately 9% of the fund’s assets are under the management of Cupps Capital Management, LLC,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

which employs a proprietary investment framework to evaluate the attractiveness of stocks. Nicholas Investment Partners, L.P., which employs quantitative/qualitative analysis to identify companies experiencing positive change in seeking above-expected growth, manages 17% of the fund’s assets. EAM Investors, LLC, which manages 23% of the fund’s assets, chooses investments through bottom-up fundamental analysis using a blend of a quantitative discovery process and a qualitative analysis process. During the reporting period, the fund added two investment managers, with 4% of assets being managed by Granite Investment Partners, LLC, which seeks attractively valued small-cap companies with catalysts for growth, and another 4% of assets managed by Rice Hall James & Associates, which seeks growing companies whose value, in the view of the manager, has not yet been fully appreciated in the marketplace.These percentages will increase over time, within ranges described in the prospectus.

Market Environment – Late Period Rotation

Stocks climbed sharply over the reporting period during a sustained U.S. economic recovery fueled by falling unemployment, rebounding housing markets, and historically low short-term interest rates. However, the reporting period began in the midst of pronounced market weakness stemming from the Federal Reserve Board’s (the “Fed”) plans to back gradually away from its massive quantitative easing program. Equity markets generally stabilized over the summer of 2013, and improving economic data drove stocks higher in the fall.

The rally stalled in January 2014 when concerns resurfaced regarding economic and political instability in the emerging markets, but stocks generally rebounded as investors’ worst fears did not materialize. However, market sentiment during the renewed rally shifted away from smaller, more speculative companies and toward large-cap stocks. Consequently, small-cap stocks trailed large-cap stocks, on average, for the reporting period overall.

Stock Selections Undermined Relative Results

Although the fund participated substantially in the small-cap market’s gains, disappointments in the information technology sector hindered relative performance. For example, network automation controller Infoblox fell sharply after cutting its profit outlook amid concerns about government spending, and digital marketing company Rocket Fuel reported weaker-than-expected quarterly results due to sluggish demand.

In the industrials sector, printing management provider InnerWorkings encountered weakness in Europe, and engineered equipment manufacturer Chart Industries saw lower sales in China.

The fund achieved better relative results in the consumer discretionary sector, where electric carmaker Tesla Motors advanced after posting rapid growth and announcing plans for a new battery plant in Texas. In the financial sector, real estate developer Howard Hughes reported strong sales at a large residential development while real estate and capital markets services provider HFF benefited from rising financial markets.

Finding Growth Opportunities Among Smaller Companies

We remain constructive regarding small-cap growth stocks, which may be poised for additional gains due to their focus on domestic revenue sources at a time when the U.S. economy has recovered more robustly than most overseas markets. Moreover, we expect heightened mergers-and-acquisitions activity as larger companies seek to fuel future growth. Indeed, in our view, recently lagging performance among small-cap stocks has created a firmer foundation for future gains.

June 16, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.They also tend to be less liquid than larger company stocks.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2014, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s Class A, C, and
Y returns would have been lower.
2 SOURCE: LIPPER INC. — The Russell 2000 Growth Index is an unmanaged index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus Select Managers Small Cap Growth Fund Class A shares, Class C shares, Class I shares and Class Y shares and the Russell 2000 Growth Index

†	Source: Lipper Inc.
††	The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares), adjusted to reflect the applicable sales load for
Class A shares.

Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of
Dreyfus Select Managers Small Cap Growth Fund on 7/1/10 (inception date) to a $10,000 investment made in the
Russell 2000 Growth Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
On April 29, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. On July 1, 2013, ClassY shares were offered at net asset value and are not subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is an unmanaged index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 5/31/14
	Inception		From
	Date	1 Year	Inception
Class A shares
with maximum sales charge (5.75%)	7/1/10	5.44%	17.39%
without sales charge	7/1/10	11.87%	19.17%
Class C shares
with applicable redemption charge †	7/1/10	9.99%	18.30%
without redemption	7/1/10	10.99%	18.30%
Class I shares	7/1/10	12.18%	19.52%
Class Y shares	7/1/13	13.09%††	19.51	%††
Russell 2000 Growth Index	6/30/10	16.71%	19.78	%†††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares), adjusted to reflect the applicable sales load for Class A shares.
†††	For comparative purposes, the value of the Index as of 6/30/10 is used as the beginning value on 7/1/10.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small Cap Growth Fund from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.24	$9.82	$4.71	$5.00
Ending value (after expenses)	$926.00	$922.10	$927.10	$927.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.54	$10.30	$4.94	$5.24
Ending value (after expenses)	$1,018.45	$1,014.71	$1,020.04	$1,019.75

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, .98% for
Class I and 1.04% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2014

Common Stocks—98.3%	Shares		Value ($)
Automobiles & Components—1.2%
Dorman Products	28,585	[a]	1,518,721
Gentex	76,473		2,211,599
Gentherm	10,290	[a]	423,228
Motorcar Parts of America	29,996	[a]	714,505
Tesla Motors	2,296	[a,b]	477,040
			5,345,093
Banks—2.3%
Bank of the Ozarks	52,830		3,119,083
BofI Holding	23,324	[a]	1,791,984
Boston Private Financial Holdings	22,620		285,917
Clifton Bancorp	48,800		586,576
PacWest Bancorp	18,335		741,101
Radian Group	55,676		802,848
Texas Capital Bancshares	55,587	[a]	2,846,055
Umpqua Holdings	37,752		625,551
			10,799,115
Capital Goods—11.4%
Acuity Brands	26,274		3,297,650
Aerovironment	8,895	[a]	285,707
Apogee Enterprises	8,039		241,974
Astec Industries	8,505		339,435
Astronics	28,945	[a]	1,587,923
Barnes Group	74,558		2,786,978
Beacon Roofing Supply	99,776	[a]	3,442,272
Builders FirstSource	111,755	[a]	802,401
Chart Industries	20,677	[a]	1,486,470
Continental Building Products	45,387		703,045
Curtiss-Wright	12,028		801,426
Donaldson	41,245		1,679,909
DXP Enterprises	5,382	[a]	374,426
Dycom Industries	17,894	[a]	532,346
Encore Wire	6,310		306,666
Esterline Technologies	6,044	[a]	673,604

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Exelis	37,036		632,575
GenCorp	19,791	[a,b]	368,310
Generac Holdings	19,717		959,824
Graham	4,287		127,753
Greenbrier Cos.	32,549	[a]	1,806,469
H&E Equipment Services	77,326	[a]	2,679,346
Hexcel	13,817	[a]	567,188
Hyster-Yale Materials Handling	7,678		645,566
ITT	17,226		752,432
Manitex International	45,765	[a]	761,987
MasTec	36,083	[a]	1,298,988
Meritor	92,634	[a]	1,279,276
Middleby	11,427	[a]	2,728,996
Mueller Water Products, Cl. A	45,953		387,384
NCI Building Systems	41,854	[a]	701,054
Orbital Sciences	30,029	[a]	786,159
Plug Power	70,432	[a,b]	306,379
Polypore International	16,035	[a,b]	712,756
Power Solutions International	14,518	[a]	1,132,259
PowerSecure International	16,626	[a]	134,504
Primoris Services	64,316		1,863,234
Proto Labs	62,033	[a]	4,092,938
RBC Bearings	34,122		2,046,296
Rush Enterprises, Cl. A	9,877	[a]	327,719
Sparton	6,959	[a]	204,873
Standex International	9,671		714,107
Taser International	73,329	[a]	973,076
Trex	14,245	[a]	440,313
Tutor Perini	48,942	[a]	1,499,094
Watsco	6,949		699,278
Woodward	29,164		1,303,631
			52,275,996

Common Stocks (continued)	Shares		Value ($)
Commercial & Professional Services—5.5%
Acacia Research	14,364	[b]	231,835
Advisory Board	68,417	[a]	3,310,699
ARC Document Solutions	31,353	[a]	194,389
Barrett Business Services	3,753		176,991
Ceco Environmental	39,692		568,389
Corporate Executive Board	9,088		619,529
EnerNOC	11,225	[a]	215,408
Franklin Covey	4,463	[a]	97,070
Healthcare Services Group	137,874		4,103,131
Huron Consulting Group	5,931	[a]	402,596
InnerWorkings	94,930	[a]	714,823
Korn/Ferry International	37,754	[a]	1,146,589
Mobile Mini	75,545		3,289,984
On Assignment	19,850	[a]	699,712
Paylocity Holding	11,741		228,597
Resources Connection	19,018		235,823
Ritchie Brothers Auctioneers	128,945	[b]	2,959,288
Rollins	106,390		3,262,981
Steelcase, Cl. A	15,520		254,373
Team	35,103	[a]	1,471,518
Tetra Tech	5,951		158,356
WageWorks	26,957	[a]	1,091,220
			25,433,301
Consumer Durables & Apparel—2.5%
Brown Shoe Company	24,259		682,891
Callaway Golf	78,721	[b]	631,343
Cavco Industries	4,152	[a]	318,749
Deckers Outdoor	7,150	[a]	552,623
G-III Apparel Group	19,731	[a]	1,446,677
Hanesbrands	8,124		689,159
Iconix Brand Group	4,466	[a]	187,304
iRobot	24,640	[a,b]	870,531

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel (continued)
Kate Spade & Company	35,199	[a]	1,281,596
La-Z-Boy	22,085		539,316
Movado Group	21,745		832,616
Nautilus	65,223	[a]	706,365
Oxford Industries	13,925		890,225
Skechers USA, Cl. A	31,567	[a]	1,404,731
Universal Electronics	7,574	[a]	344,465
			11,378,591
Consumer Services—5.0%
Bob Evans Farms	6,843	[b]	305,677
Bravo Brio Restaurant Group	21,195	[a]	334,881
Bright Horizons Family Solutions	9,632	[a]	375,455
Capella Education	6,451		369,255
Century Casinos	24,254	[a]	148,920
Cheesecake Factory	59,055		2,708,853
Chuy’s Holdings	71,588	[a]	2,338,780
Del Frisco’s Restaurant Group	54,950	[a]	1,484,199
Denny’s	26,085	[a]	169,552
Domino’s Pizza	17,160		1,243,242
Fiesta Restaurant Group	28,319	[a]	1,140,406
Grand Canyon Education	104,734	[a]	4,613,533
Jack in the Box	12,863		742,581
K12	59,850	[a]	1,374,156
Life Time Fitness	20,858	[a,b]	1,109,646
Panera Bread, Cl. A	6,415	[a]	985,408
Popeyes Louisiana Kitchen	17,364	[a]	745,263
Red Robin Gourmet Burgers	16,980	[a]	1,223,918
Scientific Games, Cl. A	89,315	[a]	799,369
Sonic	31,797	[a]	661,378
Vail Resorts	2,318		161,541
			23,036,013
Diversified Financials—3.4%
Affiliated Managers Group	5,233	[a]	986,944
Financial Engines	67,816		2,760,111

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
Gamco Investors, Cl. A	2,006		152,657
GFI Group	34,167		115,484
Hercules Technology Growth Capital	15,407	[b]	234,803
HFF, Cl. A	28,985		936,795
ICG Group	64,966	[a]	1,255,143
Janus Capital Group	45,625	[b]	532,900
Marcus & Millichap	13,282		270,289
MarketAxess Holdings	44,510		2,374,608
Portfolio Recovery Associates	93,482	[a]	5,215,360
SLM	83,421		718,255
			15,553,349
Energy—5.5%
Athlon Energy	31,311		1,360,776
Basic Energy Services	34,928	[a]	950,042
Bonanza Creek Energy	32,928	[a]	1,765,599
C&J Energy Services	23,899	[a]	731,548
Callon Petroleum	68,751	[a]	725,323
Clayton Williams Energy	7,076	[a]	881,599
Diamondback Energy	27,585	[a]	2,082,116
Dril-Quip	17,165	[a]	1,754,606
Geospace Technologies	4,868	[a,b]	246,905
Goodrich Petroleum	27,757	[a,b]	804,953
Gulfport Energy	32,153	[a]	1,978,374
Hornbeck Offshore Services	17,577	[a]	795,183
Matador Resources	39,482	[a]	982,312
Oasis Petroleum	16,783	[a]	830,758
Pacific Ethanol	67,212	[a,b]	875,772
Patterson-UTI Energy	26,664		882,312
PDC Energy	11,346	[a]	728,300
Resolute Energy	84,921	[a]	706,543
RigNet	15,720	[a]	745,442
Sanchez Energy	31,813	[a,b]	1,095,322
SM Energy	24,447		1,853,327
Stone Energy	21,945	[a]	974,139

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Synergy Resources	34,212	[a]	401,649
Targa Resources	8,758		1,006,820
			25,159,720
Exchange-Traded Funds—.1%
iShares Russell 2000 ETF	4,453	[b]	502,565
Food & Staples Retailing—1.0%
Chefs’ Warehouse	3,815	[a,b]	70,501
Fresh Market	39,674	[a,b]	1,216,008
Rite Aid	54,658	[a]	456,941
United Natural Foods	43,455	[a]	2,929,302
			4,672,752
Food, Beverage & Tobacco—1.3%
Boulder Brands	24,454	[a]	331,841
Cal-Maine Foods	10,473		730,596
Diamond Foods	9,027	[a,b]	288,413
Hain Celestial Group	3,971	[a]	360,249
Inventure Foods	31,260	[a]	384,498
J&J Snack Foods	23,307		2,183,167
SunOpta	27,821	[a]	374,192
TreeHouse Foods	20,332	[a]	1,523,883
			6,176,839
Health Care Equipment & Services—11.2%
Abaxis	37,940		1,567,681
ABIOMED	83,338	[a]	1,900,106
Acadia Healthcare	37,802	[a]	1,611,878
athenahealth	12,279	[a]	1,558,328
Bio-Reference Labs	70,436	[a,b]	1,884,867
Cantel Medical	73,531		2,555,202
Cardiovascular Systems	25,064	[a]	703,045
Castlight Health, Cl. B	19,384	[b]	294,249
Chemed	35,215		3,101,737
CONMED	15,299		686,925
Cyberonics	10,592	[a]	643,994
DexCom	63,819	[a]	2,154,529
Globus Medical, Cl. A	58,238	[a]	1,408,195

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Health Net	17,893	[a]	715,362
iCAD	37,076	[a]	245,443
Insulet	46,161	[a]	1,690,878
IPC The Hospitalist	66,521	[a]	2,903,642
Kindred Healthcare	30,090		746,834
Masimo	41,935	[a]	1,033,278
Medidata Solutions	91,297	[a]	3,530,455
MEDNAX	64,377	[a]	3,710,046
Molina Healthcare	7,700	[a]	331,793
MWI Veterinary Supply	17,965	[a]	2,506,297
Neogen	107,870	[a]	4,076,407
Novadaq Technologies	88,335	[a]	1,287,041
NuVasive	8,281	[a]	276,089
Oxford Immunotec Global	18,839	[b]	327,422
Providence Service	25,568	[a]	1,027,834
Quality Systems	11,990		186,684
Quidel	13,666	[a,b]	310,218
RadNet	102,460	[a]	651,646
Select Medical Holdings	55,073		834,356
Spectranetics	33,314	[a]	714,252
STAAR Surgical	90,290	[a]	1,393,175
STERIS	12,622		675,529
Tandem Diabetes Care	14,829	[b]	240,823
Team Health Holdings	18,627	[a]	945,693
Teleflex	2,583		275,451
Trinity Biotech, ADR	31,124		746,665
			51,454,049
Household & Personal Products—.1%
Medifast	12,572	[a]	395,138
Insurance—.1%
eHealth	8,817	[a]	324,642
Stewart Information Services	7,974		255,806
			580,448
Materials—3.6%
Balchem	55,191		3,043,231

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Berry Plastics Group	29,554	[a]	697,770
Clearwater Paper	11,721	[a]	727,522
Eagle Materials	10,911		948,930
Flotek Industries	33,825	[a]	959,953
Glatfelter	26,308		692,427
Globe Specialty Metals	16,168		323,198
Haynes International	4,792		254,455
Headwaters	41,216	[a]	532,923
Kaiser Aluminum	3,901		267,101
KapStone Paper and Packaging	25,420	[a]	738,451
Marrone Bio Innovations	26,308	[b]	285,968
PolyOne	52,241		2,096,431
Senomyx	41,334	[a,b]	283,551
Sensient Technologies	37,338		2,046,122
Stillwater Mining	40,060	[a]	673,409
US Silica Holdings	37,932		1,918,221
			16,489,663
Media—1.6%
Carmike Cinemas	26,607	[a]	915,281
Cumulus Media, Cl. A	244,199	[a]	1,543,338
Lamar Advertising, Cl. A	13,645		673,244
Live Nation Entertainment	60,433	[a]	1,433,471
MDC Partners, Cl. A	68,876		1,447,774
New York Times, Cl. A	53,883		800,701
Rentrak	5,782	[a]	298,756
Scholastic	8,611		274,519
			7,387,084
Pharmaceuticals, Biotech &
Life Sciences—9.0%
ACADIA Pharmaceuticals	21,172	[a,b]	437,202
Accelerate Diagnostics	15,386	[a,b]	366,648
Aegerion Pharmaceuticals	8,805	[a,b]	289,244
Agios Phamaceuticals	22,629	[b]	795,636
Alkermes	13,862	[a]	635,018
Alnylam Pharmaceuticals	8,750	[a]	518,787
Anacor Pharmaceuticals	5,787	[a,b]	78,124

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Aratana Therapeutics	28,547		401,371
BioDelivery Sciences International	88,933	[a,b]	851,089
Cambrex	15,437	[a]	331,741
Cepheid	139,193	[a]	6,270,644
Charles River Laboratories International	13,064	[a]	699,969
Chimerix	23,168	[a,b]	427,450
Clovis Oncology	10,204	[a]	522,547
Dyax	32,965	[a]	271,961
Enanta Pharmaceuticals	20,476	[a,b]	777,678
Exact Sciences	18,548	[a,b]	250,027
Fluidigm	8,301	[a]	230,270
Foundation Medicine	2,259	[b]	53,606
Horizon Pharma	90,450	[a,b]	1,283,485
ICON	8,590	[a]	363,099
Insmed	89,175	[a]	1,171,760
InterMune	53,696	[a]	2,127,435
Keryx Biopharmaceuticals	63,924	[a,b]	843,797
KYTHERA Biopharmaceuticals	3,055	[a,b]	102,251
Lannett Company	42,157	[a]	1,761,319
Merrimack Pharmaceuticals	11,670	[a,b]	90,676
Myriad Genetics	5,015	[a,b]	166,297
Nektar Therapeutics	83,357	[a,b]	977,778
Novavax	157,996	[a]	744,161
NPS Pharmaceuticals	60,497	[a]	1,883,272
Ophthotech	17,595	[b]	716,116
Orexigen Therapeutics	59,625	[a,b]	385,177
Pacira Pharmaceuticals	12,773	[a]	991,313
PAREXEL International	50,838	[a]	2,564,777
PTC Therapeutics	29,593		701,650
Questcor Pharmaceuticals	3,994	[b]	359,979
Receptos	18,635		554,578
Repligen	68,737	[a,b]	1,322,500
Retrophin	44,198	[a]	646,175
Revance Therapeutics	29,018		913,777
Salix Pharmaceuticals	6,714	[a]	765,933

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Sangamo BioSciences	15,684	[a,b]	206,088
Sunesis Pharmaceuticals	62,447	[a,b]	319,729
Techne	48,748		4,279,587
TESARO	23,795	[a]	633,899
TherapeuticsMD	106,202	[a,b]	431,180
			41,516,800
Real Estate—1.2%
Capstead Mortgage	19,071	[b,c]	251,165
Columbia Property Trust	30,909		812,598
FelCor Lodging Trust	71,018	[c]	698,817
Howard Hughes	14,659	[a]	2,170,705
NorthStar Realty Finance	55,453	[c]	917,747
Strategic Hotels & Resorts	40,955	[a,c]	446,409
			5,297,441
Retailing—3.9%
Bebe Stores	36,200		148,420
Big Lots	16,702	[a]	708,833
Core-Mark Holding Company	3,761		310,959
Finish Line, Cl. A	26,509		760,013
Five Below	66,873	[a,b]	2,420,803
Hibbett Sports	40,568	[a]	2,133,471
HomeAway	25,936	[a]	798,829
LKQ	37,711	[a]	1,046,103
MarineMax	18,197	[a]	292,426
Monro Muffler Brake	61,709		3,332,903
Pool	6,435		371,493
Restoration Hardware Holdings	18,045	[a]	1,199,632
Shutterfly	22,483	[a]	924,951
Tile Shop Holdings	100,110	[a]	1,493,641
Tuesday Morning	40,743	[a]	658,407
Vitamin Shoppe	28,326	[a]	1,217,451
			17,818,335

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment—5.4%
Advanced Energy Industries	13,505	[a]	264,293
Ambarella	23,014	[a,b]	596,983
Applied Optoelectronics	37,705		807,264
Atmel	102,745	[a]	861,003
Cabot Microelectronics	44,660	[a]	1,921,720
Canadian Solar	21,465	[a]	552,724
Cavium	32,534	[a]	1,593,516
Ceva	16,462	[a]	257,630
FormFactor	147,303	[a]	1,069,420
GT Advanced Technologies	103,423	[a,b]	1,743,712
Integrated Device Technology	98,560	[a]	1,310,848
Lattice Semiconductor	184,560	[a]	1,459,869
Monolithic Power Systems	22,918	[a]	900,448
ON Semiconductor	14,438	[a]	125,466
Pixelworks	122,478	[a]	761,813
Power Integrations	34,795		1,749,841
Semtech	76,765	[a]	1,991,284
Spansion, Cl. A	113,760	[a]	2,167,128
SunEdison	86,193	[a]	1,697,140
SunPower	17,102	[a]	570,181
Synaptics	18,184	[a,b]	1,237,967
Teradyne	52,253	[b]	930,103
Veeco Instruments	7,975	[a]	265,727
			24,836,080
Software & Services—13.7%
ACI Worldwide	7,117	[a]	386,524
Acxiom	33,863	[a]	769,706
Advent Software	4,727		143,039
Aspen Technology	35,466	[a]	1,524,683
Attunity	16,551	[a]	142,835
Benefitfocus	10,739	[b]	397,773
Bottomline Technologies	54,213	[a]	1,562,419

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Cadence Design Systems	41,182	[a]	687,328
Callidus Software	110,327	[a]	1,159,536
Cass Information Systems	27,344		1,378,684
ChannelAdvisor	40,800		846,192
Concur Technologies	23,915	[a]	2,041,624
Constant Contact	18,602	[a]	549,503
Cornerstone OnDemand	4,045	[a]	162,569
CoStar Group	10,572	[a]	1,676,191
Dealertrack Technologies	79,131	[a]	3,142,291
Demandware	49,272	[a]	3,000,172
Descartes Systems Group	20,388	[a]	272,588
Digital River	14,125	[a]	222,327
E2open	20,334	[a,b]	357,472
Ebix	53,475	[b]	836,349
Envestnet	61,633	[a]	2,498,602
FactSet Research Systems	7,468	[b]	800,122
Guidewire Software	21,963	[a]	829,542
iGATE	25,261	[a]	880,851
Interactive Intelligence Group	35,110	[a]	1,779,726
Intralinks Holdings	68,043	[a]	592,655
j2 Global	4,461	[b]	211,273
Liquidity Services	12,705	[a,b]	195,403
Manhattan Associates	27,307	[a]	886,385
MAXIMUS	94,058		4,202,511
Mentor Graphics	25,280		535,683
Monotype Imaging Holdings	8,776		225,982
Move	20,360	[a]	266,309
NetSuite	12,561	[a]	1,011,035
NeuStar, Cl. A	9,391	[a,b]	263,136
NIC	74,435		1,233,388
Pegasystems	82,338		1,748,859
Points International	8,234	[a,b]	202,145
Proofpoint	32,358	[a]	1,032,867
Rocket Fuel	7,758	[b]	193,950
SciQuest	62,338	[a]	1,055,382

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
SeaChange International	51,284	[a]	491,301
Shutterstock	9,551	[a,b]	621,197
SPS Commerce	40,145	[a]	2,283,849
Stamps.com	13,831	[a]	447,018
Tableau Software, Cl. A	15,933		924,751
Tyler Technologies	43,324	[a]	3,384,904
Ultimate Software Group	49,024	[a]	6,232,422
Varonis Systems	6,520		159,675
VeriFone Systems	40,095	[a]	1,315,517
Verint Systems	53,928	[a]	2,498,484
VistaPrint	6,330	[a,b]	253,327
Web.com Group	22,788	[a]	784,819
Yelp	28,705	[a]	1,898,836
			63,201,711
Technology Hardware & Equipment—4.9%
Agilysys	10,742	[a]	155,866
Anixter International	8,337		858,711
ARRIS Group	48,251	[a]	1,597,591
Aruba Networks	21,052	[a]	389,778
Belden	11,230		808,448
CDW	28,273		831,509
Cognex	47,436	[a]	1,707,696
Cray	22,373	[a]	627,339
Digi International	97,835	[a]	869,753
EchoStar, Cl. A	15,671	[a]	800,318
Electronics For Imaging	30,095	[a]	1,224,565
FEI	7,473		623,622
Finisar	22,693	[a]	538,959
FLIR Systems	22,625		789,839
InvenSense	44,230	[a,b]	853,639
Ituran Location and Control	3,119		73,203
Maxwell Technologies	54,084	[a]	938,898
National Instruments	102,702		2,941,385
Sanmina	37,845	[a]	770,146
ShoreTel	193,089	[a]	1,343,900

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
Sierra Wireless	8,515	[a,b]	159,912
Sonus Networks	70,366	[a]	258,243
Stratasys	20,487	[a,b]	1,905,701
Super Micro Computer	61,988	[a]	1,332,742
ViaSat	3,640	[a]	197,397
			22,599,160
Telecommunication Services—.3%
Cogent Communications Holdings	18,001		660,096
inContact	25,988	[a]	220,118
RingCentral, Cl. A	31,610	[b]	384,694
			1,264,908
Transportation—3.9%
Allegiant Travel	22,830		2,625,450
Avis Budget Group	13,985	[a]	800,362
Echo Global Logistics	140,577	[a]	2,609,109
Forward Air	24,150		1,083,369
Genesee & Wyoming, Cl. A	23,363	[a]	2,274,388
Heartland Express	37,449		809,835
JetBlue Airways	18,090	[a]	174,749
Marten Transport	74,885		1,803,980
Old Dominion Freight Line	26,743	[a]	1,710,482
Roadrunner Transportation Systems	55,335	[a]	1,445,350
Spirit Airlines	19,669	[a]	1,161,847
Swift Transportation	12,440	[a]	308,014
Werner Enterprises	18,883		498,511
XPO Logistics	24,221	[a,b]	608,674
			17,914,120
Utilities—.2%
American States Water	8,898		269,431
Dynegy	19,063	[a]	642,423
			911,854
Total Common Stocks
(cost $369,863,607)			452,000,125

Investment of Cash Collateral
for Securities Loaned—5.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $27,274,600)	27,274,600 [d]	27,274,600
Total Investments (cost $397,138,207)	104.2%	479,274,725
Liabilities, Less Cash and Receivables	(4.2%)	(19,265,250)
Net Assets	100.0%	460,009,475

ADR—American Depository Receipts
ETF—Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2014, the value of the fund’s securities on loan was $26,058,863 and the value of the collateral held by the fund was $27,550,294, consisting of cash collateral of $27,274,600 and
U.S. Government & Agency securities valued at $275,694.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Software & Services	13.7	Diversified Financials	3.4
Capital Goods	11.4	Consumer Durables & Apparel	2.5
Health Care Equipment & Services	11.2	Banks	2.3
Pharmaceuticals, Biotech & Life Sciences	9.0	Media	1.6
Money Market Investment	5.9	Food, Beverage & Tobacco	1.3
Commercial & Professional Services	5.5	Automobiles & Components	1.2
Energy	5.5	Real Estate	1.2
Semiconductors &		Food & Staples Retailing	1.0
Semiconductor Equipment	5.4	Telecommunication Services	.3
Consumer Services	5.0	Utilities	.2
Technology Hardware & Equipment	4.9	Exchange-Traded Funds	.1
Retailing	3.9	Household & Personal Products	.1
Transportation	3.9	Insurance	.1
Materials	3.6		104.2

† Based on net assets.
See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2014

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $26,058,863)—Note 1(b):
Unaffiliated issuers			369,863,607 452,000,125
Affiliated issuers			27,274,600	27,274,600
Cash				9,753,041
Receivable for investment securities sold				5,949,108
Receivable for shares of Common Stock subscribed				430,473
Dividends and securities lending income receivable				309,008
Prepaid expenses				46,628
			495,762,983
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				372,262
Liability for securities on loan—Note 1(b)				27,274,600
Payable for investment securities purchased				8,013,973
Payable for shares of Common Stock redeemed				55,671
Accrued expenses				37,002
				35,753,508
Net Assets ($)			460,009,475
Composition of Net Assets ($):
Paid-in capital			361,374,122
Accumulated net realized gain (loss) on investments				16,498,835
Accumulated net unrealized appreciation
(depreciation) on investments				82,136,518
Net Assets ($)			460,009,475

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	4,742,078	429,586	453,864,970	972,841
Shares Outstanding	201,399	18,802	19,046,387	40,851
Net Asset Value Per Share ($)	23.55	22.85	23.83	23.81

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended May 31, 2014

Investment Income ($):
Income:
Cash dividends (net of $17,360 foreign taxes withheld at source)	1,587,541
Income from securities lending—Note 1(b)	739,527
Total Income	2,327,068
Expenses:
Management fee—Note 3(a)	4,005,253
Custodian fees—Note 3(c)	120,255
Professional fees	88,609
Registration fees	68,614
Directors’ fees and expenses—Note 3(d)	33,699
Prospectus and shareholders’ reports	19,972
Shareholder servicing costs—Note 3(c)	14,485
Loan commitment fees—Note 2	4,424
Distribution fees—Note 3(b)	1,559
Miscellaneous	21,441
Total Expenses	4,378,311
Less—reduction in expenses due to undertaking—Note 3(a)	(2,701)
Less—reduction in fees due to earnings credits—Note 3(c)	(11)
Net Expenses	4,375,599
Investment (Loss)—Net	(2,048,531)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	40,328,441
Net unrealized appreciation (depreciation) on investments	4,034,369
Net Realized and Unrealized Gain (Loss) on Investments	44,362,810
Net Increase in Net Assets Resulting from Operations	42,314,279

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2014 [a]	2013
Operations ($):
Investment (loss)—net	(2,048,531)	(659,669)
Net realized gain (loss) on investments	40,328,441	8,775,193
Net unrealized appreciation
(depreciation) on investments	4,034,369	65,403,208
Net Increase (Decrease) in Net Assets
Resulting from Operations	42,314,279	73,518,732
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A	(117,849)	—
Class C	(11,167)	—
Class I	(22,586,266)	—
Class Y	(57)	—
Total Dividends	(22,715,339)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	5,361,188	676,781
Class C	457,590	25,490
Class I	119,283,672	134,063,168
Class Y	982,102	—
Dividends reinvested:
Class A	115,639	—
Class C	10,992	—
Class I	11,988,560	—
Cost of shares redeemed:
Class A	(1,074,701)	(613,082)
Class C	(42,049)	(51,050)
Class I	(60,071,260)	(33,883,374)
Class Y	(4,825)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	77,006,908	100,217,933
Total Increase (Decrease) in Net Assets	96,605,848	173,736,665
Net Assets ($):
Beginning of Period	363,403,627	189,666,962
End of Period	460,009,475	363,403,627
Accumulated investment (loss)—net	—	(561,103)

		Year Ended May 31,
	2014 [a]	2013
Capital Share Transactions:
Class Ab
Shares sold	209,944	36,749
Shares issued for dividends reinvested	4,614	—
Shares redeemed	(43,311)	(31,680)
Net Increase (Decrease) in Shares Outstanding	171,247	5,069
Class Cb
Shares sold	18,615	1,398
Shares issued for dividends reinvested	450	—
Shares redeemed	(1,720)	(2,698)
Net Increase (Decrease) in Shares Outstanding	17,345	(1,300)
Class I
Shares sold	4,719,753	6,979,448
Shares issued for dividends reinvested	473,295	—
Shares redeemed	(2,372,287)	(1,738,932)
Net Increase (Decrease) in Shares Outstanding	2,820,761	5,240,516
Class Y
Shares sold	41,048	—
Shares redeemed	(197)	—
Net Increase (Decrease) in Shares Outstanding	40,851	—

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended May 31, 2013, 865 Class C shares representing $18,835 were exchanged for 847
Class A shares.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,
Class A Shares	2014	2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	22.16	17.13	18.36	12.50
Investment Operations:
Investment (loss)—net[b]	(.19)	(.11)	(.13)	(.15)
Net realized and unrealized
gain (loss) on investments	2.90	5.14	(1.10)	6.06
Total from Investment Operations	2.71	5.03	(1.23)	5.91
Distributions:
Dividends from net realized
gain on investments	(1.32)	—	—	(.05)
Net asset value, end of period	23.55	22.16	17.13	18.36
Total Return (%)[c]	11.87	29.36	(6.70)	47.31	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.38	1.34	1.43	2.95	[e]
Ratio of net expenses to average net assets	1.30	1.33	1.34	1.40	[e]
Ratio of net investment
(loss) to average net assets	(.75)	(.56)	(.78)	(1.03)[e]
Portfolio Turnover Rate	121.33	111.48	107.62	70.41	[d]
Net Assets, end of period ($ x 1,000)	4,742	668	430	758

a From July 1, 2010 (commencement of operations) to May 31, 2011.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

		Year Ended May 31,
Class C Shares	2014	2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	21.70	16.89	18.22	12.50
Investment Operations:
Investment (loss)—net[b]	(.36)	(.23)	(.26)	(.26)
Net realized and unrealized
gain (loss) on investments	2.83	5.04	(1.07)	6.03
Total from Investment Operations	2.47	4.81	(1.33)	5.77
Distributions:
Dividends from net realized
gain on investments	(1.32)	—	—	(.05)
Net asset value, end of period	22.85	21.70	16.89	18.22
Total Return (%)[c]	10.99	28.48	(7.30)	46.19	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.34	2.25	2.16	3.73	[e]
Ratio of net expenses to average net assets	2.03	2.02	2.07	2.15	[e]
Ratio of net investment (loss)
to average net assets	(1.48)	(1.28)	(1.56)	(1.77)[e]
Portfolio Turnover Rate	121.33	111.48	107.62	70.41	[d]
Net Assets, end of period ($ x 1,000)	430	32	47	214

a From July 1, 2010 (commencement of operations) to May 31, 2011.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

		Year Ended May 31,
Class I Shares	2014	2013	2012	2011	[a]
Per Share Data ($):
Net asset value, beginning of period	22.35	17.22	18.40	12.50
Investment Operations:
Investment (loss)—net[b]	(.12)	(.05)	(.06)	(.13)
Net realized and unrealized
gain (loss) on investments	2.92	5.18	(1.12)	6.08
Total from Investment Operations	2.80	5.13	(1.18)	5.95
Distributions:
Dividends from net realized
gain on investments	(1.32)	—	—	(.05)
Net asset value, end of period	23.83	22.35	17.22	18.40
Total Return (%)	12.18	29.79	(6.41)	47.63	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98	.99	1.03	1.77	[d]
Ratio of net expenses to average net assets	.98	.99	1.02	1.15	[d]
Ratio of net investment (loss)
to average net assets	(.45)	(.25)	(.34)	(.84)[d]
Portfolio Turnover Rate	121.33	111.48	107.62	70.41	[c]
Net Assets, end of period ($ x 1,000)	453,865	362,704	189,191	111,480

a From July 1, 2010 (commencement of operations) to May 31, 2011.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

See notes to financial statements.

	Period Ended
Class Y Shares	May 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	23.06
Investment Operations:
Investment (loss)—net[b]	(.02)
Net realized and unrealized
gain (loss) on investments	2.09
Total from Investment Operations	2.07
Distributions:
Dividends from net realized gain on investments	(1.32)
Net asset value, end of period	23.81
Total Return (%)	8.68	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16	[d]
Ratio of net expenses to average net assets	1.04	[d]
Ratio of net investment (loss)
to average net assets	(.08)[d]
Portfolio Turnover Rate	121.33
Net Assets, end of period ($ x 1,000)	973

a From July 1, 2013 (commencement of initial offering) to May 31, 2014.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small Cap Growth Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Riverbridge Partners, LLC (“Riverbridge”), Geneva Capital Management Ltd. (“Geneva”), Cupps Capital Management, LLC (“CCM”), Nicholas Investment Partners, L.P. (“Nicholas”), EAM Investors, LLC (“EAM”), Granite Investment Partners, LLC (“Granite”) and Rice Hall James & Associates (“Rice Hall”), serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio. At a July 29, 2013 meeting, the Company’s Board of Directors (the “Board”) voted to terminate the fund’s sub-investment advisory agreement with King Investment Advisors, Inc. effective September 30, 2013. At a November 4-5, 2013 meeting, the Board approved a new sub-investment advisory agreement with Granite and Rice Hall, which became effective on November 15, 2013.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 325 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unad-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

justed quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	442,478,180	—	—	442,478,180
Equity Securities—
Foreign
Common Stocks†	9,019,380	—	—	9,019,380
Exchange-Traded
Funds	502,565	—	—	502,565
Mutual Funds	27,274,600	—	—	27,274,600

† See Statement of Investments for additional detailed categorizations.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended May 31, 2014, The Bank of New York Mellon earned $177,610 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	5/31/2013($)	Purchases ($)	Sales ($)	5/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	49,047,750	196,550,819	218,323,969	27,274,600	5.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income–net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended May 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,410,709, undistributed capital gains $17,079,746 and unrealized appreciation $79,144,898.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2014 and May 31, 2013 were as follows: ordinary income $8,801,203 and $0, and long-term capital gains $13,914,136 and $0, respectively.

During the period ended May 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses, the fund increased accumulated undistributed investment income-net by $2,609,634 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from June 1, 2013 through October 1, 2014, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $2,701 during the period ended May 31, 2014.

Pursuant to a Portfolio Allocation Agreement between Dreyfus and EACM, Dreyfus pays EACM a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

Pursuant to separate Sub-Investment Advisory Agreements between Dreyfus and Riverbridge, Geneva, CCM, Nicholas, EAM, Granite and Rice Hall, each serves as the fund’s sub-adviser responsible for the day-to–day management of a portion of the fund’s portfolio. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated sub-adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

During the period ended May 31, 2014, the Distributor retained $2,639 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2014, Class C shares were charged $1,559 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2014, Class A and Class C shares were charged $6,249 and $520, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $3,813 for transfer agency services and $141 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $11.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $120,255 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $11 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2014, the fund was charged $9,157 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $345,140, Distribution Plan fees $255, Shareholder Services Plan fees

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

$1,081, custodian fees $24,000, Chief Compliance Officer fees $1,472 and transfer agency fees $1,050, which are offset against an expense reimbursement currently in effect in the amount of $736.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2014, amounted to $579,059,420 and $526,921,292, respectively.

At May 31, 2014, the cost of investments for federal income tax purposes was $400,129,827; accordingly, accumulated net unrealized appreciation on investments was $79,144,898, consisting of $96,725,954 gross unrealized appreciation and $17,581,056 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus Select Managers Small Cap Growth Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Select Managers Small Cap Growth Fund (one of the series comprising Strategic Funds, Inc.) as of May 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Select Managers Small Cap Growth Fund at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 25, 2014

The Fund 43

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 12.01% of the ordinary dividends paid during the fiscal year ended May 31, 2014 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $1,441,509 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2015 of the percentage applicable to the preparation of their 2014 income tax returns. Also, the fund hereby reports $.5109 per share as a short-term capital gain distribution and $.8077 per share as a long-term capital gain distribution paid on December 4, 2013.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70) Chairman of the Board (1995)

Principal Occupation During Past 5Years:

• Corporate Director and Trustee

Other Public Company Board Memberships During Past 5Years:

  CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)

  Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)

No. of Portfolios for which Board Member Serves: 146

———————

William Hodding Carter III (79) Board Member (1988)

Principal Occupation During Past 5Years:

• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)

No. of Portfolios for which Board Member Serves: 24

———————

Joni Evans (72)
Board Member (2006)

Principal Occupation During Past 5Years:

  Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)

  Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 24

———————

Ehud Houminer (73)
Board Member (1994)

Principal Occupation During Past 5Years:

• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)

Other Public Company Board Membership During Past 5Years:

• Avnet Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 66

The Fund 45

BOARD MEMBERS INFORMATION (Unaudited) (continued) INDEPENDENT BOARD MEMBERS (continued)

Richard C. Leone (74)
Board Member (1984)

Principal Occupation During Past 5Years:

  Senior Fellow of The Century Foundation (formerly, The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues

  President—The Century Foundation (1989-2011)

No. of Portfolios for which Board Member Serves: 24

———————

Hans C. Mautner (76)
Board Member (1984)

Principal Occupation During Past 5Years:

• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010) • Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)

No. of Portfolios for which Board Member Serves: 24

———————

Robin A. Melvin (50)
Board Member (1995)

Principal Occupation During Past 5Years:

  Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)

  Director, Boisi Family Foundation, a private family foundation that supports youth-serving orga- nizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 113

———————

Burton N. Wallack (63)
Board Member (2006)

Principal Occupation During Past 5Years:

  President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 24

———————

John E. Zuccotti (76)
Board Member (1984)

Principal Occupation During Past 5Years:

  Chairman of Brookfield Properties, Inc. (1996-present)

  Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)

Other Public Company Board Membership During Past 5Years:

• Wellpoint, Inc., a health benefits company, Director (2005-2010)

No. of Portfolios for which Board Member Serves: 24

INTERESTED BOARD MEMBER

Gordon J. Davis (72)
Board Member (2006)

Principal Occupation During Past 5Years:

  Partner in the law firm of Venable LLP (2012-present)

  Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5Years:

  Consolidated Edison, Inc., a utility company, Director (1997-present)

  The Phoenix Companies, Inc., a life insurance company, Director (2000-present)

No. of Portfolios for which Board Member Serves: 59

Gordon J. Davis is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member

The Fund 47

OFFICERS OF THE FUND (Unaudited)

The Fund 49

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended
June 30 is available at http://www.dreyfus.com and on the SEC’s website at
http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2014 MBSC Securities Corporation

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Ehud Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were and $31,594 in 2013 and $32,226 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2013 and $7,320 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,040 in 2013 and $4,249 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2013 and $125 in 2014. These services included a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $200,000 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $49,714,645 in 2013 and $40,974,357 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

                                                                        By:       /s/ Bradley J. Skapyak

                                                                                    Bradley J. Skapyak,

                                                                                    President

                                                                        Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                                                        By:       /s/ Bradley J. Skapyak

                                                                                    Bradley J. Skapyak,

                                                                                    President

                                                                        Date:    July 21, 2014

                                                                        By:       /s/ James Windels

                                                                                    James Windels,

                                                                                    Treasurer

                                                                        Date:    July 21-, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)